Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net income (loss) from operations	$ (2,748,183)	$ (10,287,872)	$ 1,539,227
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	345,414	331,837	180,917
Bad debt provision	1,206,420	41,249	66,898
Inventory impairment provision	62,944	23,871	23,112
Deferred income taxes	(192,683)	(101,722)	(7,723)
Interest accrued on loan receivable	(13,500)	(67,500)
Convertible note - Accretion of financing cost	1,120,267	3,421,910
Convertible note - Extinguishment Loss		5,625,916
Financing cost	509,000
Changes in operating assets and liabilities:
Accounts receivable	(519,244)	104,001	(1,811,078)
Note receivable	18,522	60,275	202,575
Inventory, net	38,620	39,707	154,526
Advance to suppliers	(341,141)	154,650	(106,456)
Amounts due from related parties			125,128
Prepayments, receivables and other assets	(1,038,908)	(361,589)	144,754
Notes payable		(224,872)	(127,034)
Accounts payable and accrual	(619,537)	302,266	(567,313)
Refund liability	337,565	40,045	78,285
Advance from customers	(62,450)	247,588	(216,518)
Tax payable	91,417	(22,272)	249,577
Accrued expenses and other current liabilities	488,916	1,606,759	310,315
Net cash provided by (used in) operating activities	(1,316,561)	934,247	239,192
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(78,302)	(130,839)	(535,825)
Purchase of intangible assets			(11,279)
Construction in process	(14,742)	(275,819)	(62,981)
Other receivable - Huangshan Panjie	3,132,647	(3,590,046)
Deposits for investment	(8,845,122)
Loan receivable		(1,500,000)
Net cash provided by (used in) investing activities	(5,805,519)	(5,496,704)	(610,085)
Cash Flows from Financing Activities:
Bank borrowings	(42,007)	(38,698)	69,494
Due to related parties	12,534,433	(3,180,171)	2,482,095
Proceeds from original convertible note		10,000,000
Payment of original convertible note issuance cost		(1,641,050)
Repayment of convertible notes	(82,939)	(1,157,376)
Payment of the forbearance cost of original convertible note		(439,974)
Deferred financing costs		(518,362)
Net proceeds from initial public offering			6,490,494
Net cash provided by (used in) financing activities	12,409,487	3,024,369	9,042,083
Effect of exchange rate changes on cash and cash equivalents	784,536	(466,813)	(37,024)
Net increase in cash, cash equivalents and restricted cash	6,071,943	(2,004,901)	8,634,166
Cash, cash equivalents and restricted cash at the beginning of year	7,287,032	9,291,933	657,767
Cash, cash equivalents and restricted cash at the end of year	13,358,975	7,287,032	9,291,933
Supplemental disclosures of cash flows information:
Cash paid for income taxes	3,085	10,363	51,760
Cash paid for interest expense	5,550	287,810	1,489
Non-cash transactions:
Issuance of shares for convertible notes principal and interest partial settlement	$ 7,680,791	$ 6,768,555